Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Lessee, Lease, Description [Line Items]
Total lease cost	$ 7,821	$ 8,135
Right-of-use assets obtained in exchange for lease obligations	$ 4,300	13,000
Weighted average remaining lease term (in years)	5 years 1 month 9 days
Weighted average discount rate	2.86%
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 24,800	28,100
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	7,100	7,200
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 700	$ 900